Financial risk management - Summary Of Contingent Credits(Indirect Loans) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	S/ 4,743,480	S/ 4,487,347
Up to 1 month [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	1,095,339	686,403
From 1 to 3 months [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	1,062,605	1,358,990
From 3 to 12 months [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	2,391,145	2,054,523
From 1 to 5 years [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	193,835	S/ 387,431
Over 5 years [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	S/ 556